Shire Income Access Share Trust Statement of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 1,303.4	$ 3,405.5	$ 665.1
Shire Income Access Share Trust [Member]
Dividend income	127.7	112.8	91.1
Net income	$ 127.7	$ 112.8	$ 91.1